BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2013	Mar. 31, 2012
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	21,996,102	21,996,102
Units of limited partnership interest, issued	21,996,102	21,996,102
Units of limited partnership interest, outstanding	21,986,702	21,992,202
Series Fifteen [Member]
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,870,500	3,870,500
Units of limited partnership interest, issued	3,870,500	3,870,500
Units of limited partnership interest, outstanding	3,866,900	3,869,900
Series Sixteen [Member]
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	5,429,402	5,429,402
Units of limited partnership interest, issued	5,429,402	5,429,402
Units of limited partnership interest, outstanding	5,425,102	5,427,102
Series Seventeen [Member]
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	5,000,000	5,000,000
Units of limited partnership interest, issued	5,000,000	5,000,000
Units of limited partnership interest, outstanding	4,998,500	4,999,000
Series Eighteen [Member]
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	3,616,200	3,616,200
Units of limited partnership interest, issued	3,616,200	3,616,200
Units of limited partnership interest, outstanding	3,616,200	3,616,200
Series Nineteen [Member]
Assignor Limited Partners Capital Account Units Authorized	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Assignor Limited Partners Capital Account Units Issued	4,080,000	4,080,000
Units of limited partnership interest, issued	4,080,000	4,080,000
Units of limited partnership interest, outstanding	4,080,000	4,080,000